Prospectus Supplement December 1, 2017

For the following funds with prospectuses dated April 7, 2017–November 1, 2017 (each as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Strategic Bond FundSM

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

EuroPacific Growth Fund®

Capital World Bond Fund®

Capital World Growth and Income Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New World Fund®

Short-Term Bond Fund of America®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

The paragraph captioned “Automatic conversion of Class C shares” in the “Purchase, exchange and sale of shares” section of the prospectus is amended in its entirety to read as follows:

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class F-1 shares and Class 529-C shares automatically convert to Class 529-A shares, in each case in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class F-1 shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-263-1217O CGD/AFD/10039-S64185

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

/s/	LAURIE D. NEAT
LAURIE D. NEAT
SECRETARY

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Statement of Additional Information Supplement December 1, 2017

For the following funds with statements of additional information dated April 7, 2017-November 1, 2017 (each as supplemented to date):

AMCAP Fund®	Capital World Bond Fund®
American Balanced Fund®	Capital World Growth and Income Fund®
American Funds Corporate Bond Fund®	Fundamental Investors®
American Funds Developing World Growth and Income FundSM	The Growth Fund of America®
The Income Fund of America®
American Funds Emerging Markets Bond Fund®	Intermediate Bond Fund of America®
American Funds Global Balanced FundSM	International Growth and Income FundSM
American Funds Inflation Linked Bond Fund®	The Investment Company of America®
American Funds Mortgage Fund®	The New Economy Fund®
American Funds Strategic Bond FundSM	Short-Term Bond Fund of America®
American Mutual Fund®	U.S. Government Securities Fund®
The Bond Fund of America®	Washington Mutual Investors FundSM
Capital Income Builder®

The paragraph captioned “Conversion” in the “Purchase and exchange of shares” section of the statement of additional information is amended in its entirety to read as follows:

Conversion — Class C shares of the fund automatically convert to Class F-1 shares and Class 529-C shares of the fund automatically convert to Class 529-A shares, in each case in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-266-1217O CGD/10149-S64188